UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22883

ARK ETF Trust
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor
New York, NY 10011
(Address of principal executive offices) (Zip code)

Corporation Service Company
2711 Centerville Road
Suite 400
Wilmington, DE 19808
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 426-7040

Date of fiscal year end: August 31

Date of reporting period: February 29, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

ARK ETF TRUST
SEMI-ANNUAL REPORT

FEBRUARY 29, 2016

INVESTING AT THE PACE OF INNOVATION

ARK Genomic Revolution Multi-Sector ETF (ARKG)

ARK Industrial Innovation ETF (ARKQ)

ARK Innovation ETF (ARKK)

ARK Web x.0 ETF (ARKW)

ARK Invest | 155 West 19th Street 5th Floor, New York, NY 10011 | 212.426.7040 | info@ark-invest.com | ark-funds.com

The principal risks of investing in the ARK ETFs include: Equity Securities Risk: The value of the equity securities the Fund holds may fall due to general market and economic conditions. Foreign Securities Risk: Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. Health Care Sector Risk: Companies in the health care sector may be adversely affected by government regulations and government health care programs. Industrials Sector Risk: Companies in the industrials sector may be adversely affected by changes in government regulation, world events, economic conditions, environmental damages, product liability claims and exchange rates. Information Technology Sector Risk: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Please see the ARK ETFs’ current prospectuses for more detailed descriptions of the risks of investing in the ARK ETFs.

The views expressed in the Shareholder Letter are those of ARK Investment Management LLC (“ARK”) as of February 29, 2016. The Shareholder Letter may not necessarily reflect the views or holdings on the date this Semi-Annual Report is first published or anytime thereafter. The information in the Shareholder Letter may change, and the ARK ETFs disclaim any obligation to advise shareholders of any such changes. Certain information was obtained from sources that ARK believes to be reliable; however, ARK does not guarantee the accuracy or completeness of any information obtained from any third party.

Portfolio holdings will change and should not be considered as investment advice or a recommendation to buy, sell or hold any particular security. Please visit www.ark-funds.com for the most current list of portfolio holdings for the ARK ETFs.

Shareholder Letter
(Unaudited)

Dear Shareholder:

This Semi-Annual Report for the ARK ETF Trust covers the period from September 1, 2015, for each ARK ETF through February 29, 2016. The ARK ETF Trust currently consists of four actively-managed, theme-based ETFs:

ETF	Commencement Date
ARK Genomic Revolution Multi-Sector ETF	10/31/14
ARK Industrial Innovation ETF	9/30/14
ARK Innovation ETF	10/31/14
ARK Web x.0 ETF	9/30/14

ARK aims to capture disruptive innovative themes within its ETFs. Each of our themes is comprised of many elements and DNA sequencing, robotics, and cloud technologies are three examples of the elements in our disruptive innovation themes. The ARK ETFs aim to capitalize on disruptive innovation that cuts across economic sectors and is expected to change the way the world works over a three to five year period. We believe that DNA sequencing, for example, will revolutionize health care, agriculture, food, and energy, among other industries. Similarly, robotics and cloud technologies are having an impact on almost every major sector of the economy.

Many of the stocks in the ARK ETFs span the capitalization spectrum and often are not included, or are small positions, in traditional benchmarks. Consequently, the ARK ETFs complement traditional benchmarks, offering a tool for diversification and differentiation within a core portfolio.

The most controversial element among our themes recently has been additive manufacturing, more commonly known as 3D Printing. Based on research, our conviction in this part of our Industrial Innovation theme remains high. While many investors are concerned about competition and commoditization, we have been averaging down into stocks like Stratasys, ExOne, and Materialise, as we believe additive manufacturing is poised to revolutionize the industrial and medical sectors, among others.

We believe that 16 to 17 months is too short a period of time, especially given recent market volatility, to evaluate whether our three to five year themes are evolving productively. ARK’s active management seeks to provide early exposure to disruptive innovation companies positioned for meaningful growth, while mitigating the risks of this strategy with multi-cap and cross sector investments. On the following pages, you will find information relating to your ARK ETF investment. If you have any questions, I encourage you to contact your financial advisor. You also can find additional information on the ARK ETF website at www.ark-funds.com. We appreciate the opportunity to help you meet your investment goals.

Sincerely,

Catherine D. Wood
Chief Investment Officer and Chief Executive Officer
ARK Investment Management LLC

Shareholder Expense Examples
(Unaudited)

As a shareholder of an ARK ETF (each, a “Fund” and collectively, “Funds”) you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples below are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (September 1, 2015 through February 29, 2016).

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2015	Ending Account Value 2/29/2016	Annualized Expense Ratios for the Period	Expenses Paid During the Period(a)
ARK Genomic Revolution Multi-Sector ETF
Actual	$1,000.00	$779.90	0.95%	$4.20
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
ARK Industrial Innovation ETF
Actual	$1,000.00	$913.70	0.95%	$4.52
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
ARK Innovation ETF
Actual	$1,000.00	$860.80	0.95%	$4.40
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
ARK Web x.0 ETF
Actual	$1,000.00	$887.20	0.95%	$4.46
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	0.95%	$4.77
(a)	Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (the number of days in the period, then divided by 366.)

Sector Diversification (as a percentage of total investments)
February 29, 2016 (Unaudited)

ARK Genomic Revolution
Multi-Sector ETF (ARKG)

■ Health Care	89.6%
■ Materials	5.0
■ Information Technology	3.2
■ Consumer Discretionary	2.1
■ Money Market Fund	0.1
100.0

ARK Industrial Innovation ETF (ARKQ)

■ Information Technology	52.9%
■ Consumer Discretionary	22.5
■ Industrials	18.6
■ Health Care	5.0
■ Materials	0.9
■ Money Market Fund	0.1
100.0

ARK Innovation ETF (ARKK)

■ Information Technology	42.9%
■ Health Care	30.6
■ Consumer Discretionary	21.3
■ Industrials	3.4
■ Financials	1.8
■ Money Market Fund	0.0	†
	100.0
† Less than 0.05%

ARK Web x.0 ETF (ARKW)

■ Information Technology	65.7%
■ Consumer Discretionary	22.6
■ Health Care	9.7
■ Financials	2.0
■ Money Market Fund	0.0	†
	100.0
† Less than 0.05%

The Schedule of Investments includes a list of each Fund’s investments segregated by industry.

Schedule of Investments
ARK Genomic Revolution Multi-Sector ETF

February 29, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 99.9%
Biotechnology — 49.3%
Agios Pharmaceuticals, Inc.*	1,885	$72,290
Alnylam Pharmaceuticals, Inc.*	4,590	268,836
Biogen, Inc.*	576	149,426
BioMarin Pharmaceutical, Inc.*	855	69,999
Bluebird Bio, Inc.*	3,107	143,606
Celgene Corp.*	719	72,497
Cepheid*	11,298	335,325
Evogene Ltd.*	6,684	47,189
Five Prime Therapeutics, Inc.*	2,060	67,094
Foundation Medicine, Inc.*	27,384	406,105
Gilead Sciences, Inc.	1,623	141,607
Immune Design Corp.*	910	9,109
Incyte Corp.*	1,350	99,225
Intrexon Corp.*	4,140	128,133
Invitae Corp.*	37,424	322,969
Ionis Pharmaceuticals, Inc.*	4,090	141,350
Kite Pharma, Inc.*	2,346	104,913
Mirati Therapeutics, Inc.*	1,546	32,605
NewLink Genetics Corp.*	7,126	149,931
Regeneron Pharmaceuticals, Inc.*	765	293,775
Seres Therapeutics, Inc.*	3,808	88,003
uniQure NV*	7,315	102,629
Total Biotechnology		3,246,616
Chemicals — 5.0%
Monsanto Co.	2,903	261,241
Novozymes A/S(a)	1,574	67,635
Total Chemicals		328,876
Health Care Equipment & Supplies — 8.0%
Cerus Corp.*	70,504	345,470
Veracyte, Inc.*	27,557	181,876
Total Health Care Equipment & Supplies		527,346

Investments	Shares	Value
Health Care Technology — 8.2%
athenahealth, Inc.*	2,103	$271,434
Medidata Solutions, Inc.*	7,837	270,377
Total Health Care Technology		541,811
Internet & Catalog Retail — 2.1%
Amazon.com, Inc.*	252	139,235
Life Sciences Tools & Services — 19.5%
Compugen Ltd.*	57,655	273,861
Illumina, Inc.*	4,510	677,582
Mettler-Toledo International, Inc.*	304	95,733
NanoString Technologies, Inc.*	8,943	107,674
Thermo Fisher Scientific, Inc.	982	126,864
Total Life Sciences Tools & Services		1,281,714
Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	1,209	74,873
Johnson & Johnson	674	70,912
Novartis AG(a)	2,223	158,077
Total Pharmaceuticals		303,862
Semiconductors & Semiconductor Equipment — 3.2%
NVIDIA Corp.	6,747	211,586
Total Common Stocks
(Cost $7,956,918)		6,581,046
MONEY MARKET FUND — 0.1%
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.24%(b) (Cost $3,643)	3,643	3,643
Total Investments — 100.0% (Cost $7,960,561)		6,584,689
Other Assets in Excess of Liabilities — 0.0%†		2,093
Net Assets — 100.0%		$6,586,782

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of February 29, 2016.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Industrial Innovation ETF

February 29, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 100.1%
Aerospace & Defense — 4.9%
Aerovironment, Inc.*	9,539	$237,330
Elbit Systems Ltd.	1,952	161,567
Orbital ATK, Inc.	2,047	171,457
Total Aerospace & Defense		570,354
Auto Components — 6.3%
Autoliv, Inc.	2,389	253,784
Delphi Automotive PLC	7,137	475,895
Total Auto Components		729,679
Automobiles — 8.1%
Tesla Motors, Inc.*	4,904	941,225
Chemicals — 0.9%
Monsanto Co.	1,152	103,668
Diversified Consumer Services — 3.3%
2U, Inc.*	17,237	385,247
Electrical Equipment — 4.0%
Allied Motion Technologies, Inc.	5,636	104,040
Rockwell Automation, Inc.	3,486	362,858
Total Electrical Equipment		466,898
Electronic Equipment, Instruments & Components — 4.3%
Trimble Navigation Ltd.*	21,572	501,765
Health Care Equipment & Supplies — 5.0%
Accuray, Inc.*	20,936	105,727
Align Technology, Inc.*	3,112	205,485
Intuitive Surgical, Inc.*	265	149,211
Mazor Robotics Ltd.*(a)	12,821	123,338
Total Health Care Equipment & Supplies		583,761
Internet & Catalog Retail — 4.4%
Amazon.com, Inc.*	920	508,318
Internet Software & Services — 7.7%
Alphabet, Inc., Class C*	366	255,384
Cornerstone OnDemand, Inc.*	7,560	217,728
LinkedIn Corp., Class A*	3,598	421,649
Total Internet Software & Services		894,761
Machinery — 9.7%
ExOne Co. (The)*	29,169	266,605
FANUC Corp.(a)	16,077	393,565
Proto Labs, Inc.*	7,146	464,990
Total Machinery		1,125,160

Investments	Shares	Value
Semiconductors & Semiconductor Equipment — 20.0%
Ambarella, Inc.*	7,968	$369,715
ARM Holdings PLC(a)	8,344	341,854
NVIDIA Corp.	20,289	636,263
NXP Semiconductors NV*	3,940	280,686
Teradyne, Inc.	22,640	431,971
Xilinx, Inc.	5,649	266,746
Total Semiconductors & Semiconductor Equipment		2,327,235
Software — 11.1%
ANSYS, Inc.*	1,837	152,508
Autodesk, Inc.*	7,966	412,161
Dassault Systemes(a)	2,463	186,412
Materialise NV*(a)	50,632	312,906
Splunk, Inc.*	5,045	219,962
Total Software		1,283,949
Technology Hardware, Storage & Peripherals — 9.9%
3D Systems Corp.*	26,969	287,759
Stratasys Ltd.*	45,735	862,105
Total Technology Hardware, Storage & Peripherals		1,149,864
Textiles, Apparel & Luxury Goods — 0.5%
NIKE, Inc., Class B	892	54,938
Total Common Stocks (Cost $13,070,562)		11,626,822
MONEY MARKET FUND — 0.0%†
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.24%(b) (Cost $5,394)	5,394	5,394
Total Investments — 100.1% (Cost $13,075,956)		11,632,216
Liabilities in Excess of Other Assets — (0.1)%		(16,237)
Net Assets — 100.0%		$11,615,979

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of February 29, 2016.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Innovation ETF

February 29, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.2%
Automobiles — 7.2%
Tesla Motors, Inc.*	2,546	$488,654
Biotechnology — 10.7%
Alnylam Pharmaceuticals, Inc.*	2,204	129,088
Cepheid*	4,908	145,670
Foundation Medicine, Inc.*	11,447	169,759
Invitae Corp.*	21,826	188,358
uniQure NV*	6,376	89,455
Total Biotechnology		722,330
Diversified Consumer Services — 2.9%
2U, Inc.*	8,789	196,434
Health Care Equipment & Supplies — 1.9%
Cerus Corp.*	26,060	127,694
Health Care Technology — 8.4%
athenahealth, Inc.*	3,795	489,821
Medidata Solutions, Inc.*	2,278	78,591
Total Health Care Technology		568,412
Internet & Catalog Retail — 11.1%
Amazon.com, Inc.*	746	412,180
Ctrip.com International Ltd.*(a)	1,756	71,855
Netflix, Inc.*	2,873	268,367
Total Internet & Catalog Retail		752,402
Internet Software & Services — 9.9%
Alibaba Group Holding Ltd.*(a)	1,096	75,416
Facebook, Inc., Class A*	2,117	226,350
Hortonworks, Inc.*	8,169	94,352
LinkedIn Corp., Class A*	1,776	208,129
Tencent Holdings Ltd.(a)	3,575	65,601
Total Internet Software & Services		669,848
Life Sciences Tools & Services — 9.6%
Compugen Ltd.*	24,046	114,219
Illumina, Inc.*	3,120	468,749
Thermo Fisher Scientific, Inc.	522	67,437
Total Life Sciences Tools & Services		650,405
Machinery — 3.5%
ExOne Co. (The)*	12,149	111,042
Proto Labs, Inc.*	1,875	122,006
Total Machinery		233,048

Investments	Shares	Value
Semiconductors & Semiconductor Equipment — 11.1%
Ambarella, Inc.*	3,680	$170,752
ARM Holdings PLC(a)	3,425	140,322
NVIDIA Corp.	7,727	242,319
NXP Semiconductors NV*	1,358	96,744
Teradyne, Inc.	5,357	102,211
Total Semiconductors & Semiconductor Equipment		752,348
Software — 11.3%
FireEye, Inc.*	4,774	80,872
Materialise NV*(a)	16,459	101,717
Red Hat, Inc.*	3,004	196,311
salesforce.com, Inc.*	3,314	224,523
Splunk, Inc.*	3,600	156,960
Total Software		760,383
Technology Hardware, Storage & Peripherals — 10.6%
3D Systems Corp.*	10,570	112,782
Apple, Inc.	1,406	135,946
Stratasys Ltd.*	24,774	466,990
Total Technology Hardware, Storage & Peripherals		715,718
Total Common Stocks (Cost $7,494,159)		6,637,676
UNIT TRUST — 1.8%
Financials — 1.8%
Bitcoin Investment Trust* (Cost $58,404)	2,126	119,056
MONEY MARKET FUND — 0.0%†
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.24%(b) (Cost $2,072)	2,072	2,072
Total Investments — 100.0% (Cost $7,554,635)		6,758,804
Liabilities in Excess of Other Assets — (0.0)%†		(1,048)
Net Assets — 100.0%		$6,757,756

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of February 29, 2016.

See accompanying Notes to Financial Statements.

Schedule of Investments
ARK Web x.0 ETF

February 29, 2016 (Unaudited)

Investments	Shares	Value
COMMON STOCKS — 98.2%
Automobiles — 3.1%
Tesla Motors, Inc.*	1,867	$358,333
Diversified Consumer Services — 5.4%
2U, Inc.*	27,723	619,609
Health Care Technology — 9.7%
athenahealth, Inc.*	6,987	901,812
Medidata Solutions, Inc.*	6,131	211,520
Total Health Care Technology		1,113,332
Internet & Catalog Retail — 13.8%
Amazon.com, Inc.*	1,129	623,795
Ctrip.com International Ltd.*(a)	7,321	299,575
Netflix, Inc.*	7,065	659,942
Total Internet & Catalog Retail		1,583,312
Internet Software & Services — 25.7%
Akamai Technologies, Inc.*	3,740	201,848
Alibaba Group Holding Ltd.*(a)	4,179	287,557
Alphabet, Inc., Class C*	670	467,506
Cornerstone OnDemand, Inc.*	4,484	129,139
Facebook, Inc., Class A*	4,775	510,543
Hortonworks, Inc.*	32,887	379,845
LinkedIn Corp., Class A*	3,673	430,439
MercadoLibre, Inc.	1,982	201,688
Tencent Holdings Ltd.(a)	18,067	331,529
Total Internet Software & Services		2,940,094
Semiconductors & Semiconductor Equipment — 14.7%
Ambarella, Inc.*	9,214	427,529
ARM Holdings PLC(a)	10,306	422,237
NVIDIA Corp.	17,219	539,988
NXP Semiconductors NV*	4,165	296,715
Total Semiconductors & Semiconductor Equipment		1,686,469

Investments	Shares	Value
Software — 21.5%
FireEye, Inc.*	23,195	$392,923
HubSpot, Inc.*	6,988	291,120
Red Hat, Inc.*	7,781	508,488
salesforce.com, Inc.*	8,073	546,946
ServiceNow, Inc.*	2,810	154,522
Splunk, Inc.*	9,750	425,100
TubeMogul, Inc.*	10,785	138,480
Total Software		2,457,579
Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	4,740	458,311
Textiles, Apparel & Luxury Goods — 0.3%
Under Armour, Inc., Class A*	423	35,401
Total Common Stocks (Cost $11,541,011)		11,252,440
UNIT TRUST — 2.0%
Financials — 2.0%
Bitcoin Investment Trust* (Cost $130,324)	4,129	231,224
MONEY MARKET FUND — 0.0%†
Morgan Stanley Institutional Liquidity Fund — Government Portfolio, 0.24%(b) (Cost $2,833)	2,833	2,833
Total Investments — 100.2% (Cost $11,674,168)		11,486,497
Liabilities in Excess of Other Assets — (0.2)%		(24,707)
Net Assets — 100.0%		$11,461,790

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of February 29, 2016.

See accompanying Notes to Financial Statements.

Statements of Assets and Liabilities

February 29, 2016 (Unaudited)

	ARK Genomic Revolution Multi-Sector ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Web x.0 ETF
ASSETS:
Investments at value (Note 2)	$6,584,689	$11,632,216	$6,758,804	$11,486,497
Receivables:
Dividends	5,859	9,308	1,210	1,980
Investment securities sold	6,301	6,301	6,769	6,868
Reclaims	1,789	1,887	—	—
Total Assets	6,598,638	11,649,712	6,766,783	11,495,345
LIABILITIES:
Payables:
Management fees (Note 3)	11,856	33,733	9,027	33,555
Total Liabilities	11,856	33,733	9,027	33,555
NET ASSETS	$6,586,782	$11,615,979	$6,757,756	$11,461,790
NET ASSETS CONSIST OF:
Paid-in capital	$8,762,611	$13,814,580	$8,121,765	$12,405,848
Accumulated net investment loss	(45,667)	(19,777)	(25,041)	(44,293)
Accumulated net realized loss on investments	(754,290)	(735,084)	(543,137)	(712,094)
Net unrealized depreciation on investments	(1,375,872)	(1,443,740)	(795,831)	(187,671)
NET ASSETS	$6,586,782	$11,615,979	$6,757,756	$11,461,790
Shares outstanding	405,000	700,000	400,000	600,000
Net asset value, per share	$16.26	$16.59	$16.89	$19.10
Investment at cost	$7,960,561	$13,075,956	$7,554,635	$11,674,168

See accompanying Notes to Financial Statements.

Statements of Operations

For the Period Ended February 29, 2016 (Unaudited)

	ARK Genomic Revolution Multi-Sector ETF	ARK Industrial Innovation ETF	ARK Innovation ETF	ARK Web x.0 ETF
INVESTMENT INCOME:
Dividend income	$16,266	$40,704	$10,734	$13,083
Foreign withholding tax	(1,041)	(1,567)	(497)	—
Total Income	15,225	39,137	10,237	13,083
EXPENSES:
Management fees (Note 3)	36,729	59,358	35,542	58,101
Total Expenses	36,729	59,358	35,542	58,101
Net Investment Income (Loss)(1)	(21,504)	(20,221)	(25,305)	(45,018)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments	(510,200)	(611,350)	(455,449)	(472,282)
Net change in unrealized appreciation (depreciation) on investments	(1,325,775)	(450,090)	(585,805)	(972,561)
Net realized and unrealized gain (loss) on investments	(1,835,975)	(1,061,440)	(1,041,254)	(1,444,843)
Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,857,479)	$(1,081,661)	$(1,066,559)	$(1,489,861)
(1)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets

	ARK Genomic Revolution Multi-Sector ETF		ARK Industrial Innovation ETF
	Six Months Ended February 29, 2016 (Unaudited)	October 31, 2014* to August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	September 30, 2014* to August 31, 2015
OPERATIONS:
Net investment Income (loss)(1)	$(21,504)	$(27,325)	$(20,221)	$(38,281)
Net realized gain (loss) on investments	(510,200)	(244,090)	(611,350)	46,171
Net change in unrealized appreciation (depreciation) on investments	(1,325,775)	(50,097)	(450,090)	(993,650)
Net increase (decrease) in net assets resulting from operations	(1,857,479)	(321,512)	(1,081,661)	(985,760)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains	—	—	(131,180)	—
Total distributions to shareholders	—	—	(131,180)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	—	8,665,773	—	13,814,580
Net increase in net assets resulting from shareholder transactions	—	8,665,773	—	13,814,580
Increase (Decrease) in net assets	(1,857,479)	8,344,261	(1,212,841)	12,828,820
NET ASSETS:
Beginning of period	8,444,261	100,000	12,828,820	—
End of period	$6,586,782	$8,444,261	$11,615,979	$12,828,820
Accumulated net investment income (loss) included in net assets at end of period	$(45,667)	$(24,163)	$(19,777)	$444
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	405,000	5,000	700,000	—
Shares sold	—	400,000	—	700,000
Shares outstanding, end of period	405,000	405,000	700,000	700,000
*	Commencement of operations.
(1)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Statements of Changes in Net Assets  (continued)

	ARK Innovation ETF		ARK Web x.0 ETF
	Six Months Ended February 29, 2016 (Unaudited)	October 31, 2014* to August 31, 2015	Six Months Ended February 29, 2016 (Unaudited)	September 30, 2014* to August 31, 2015
OPERATIONS:
Net investment Income (loss)(1)	$(25,305)	$(36,398)	$(45,018)	$(58,762)
Net realized gain (loss) on investments	(455,449)	135,014	(472,282)	137,795
Net change in unrealized appreciation (depreciation) on investments	(585,805)	(210,026)	(972,561)	784,890
Net increase (decrease) in net assets resulting from operations	(1,066,559)	(111,410)	(1,489,861)	863,923
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains	(186,040)	—	(318,120)	—
Total distributions to shareholders	(186,040)	—	(318,120)	—
SHAREHOLDER TRANSACTIONS:
Proceeds from shares sold	989,871	7,131,894	1,159,138	11,246,710
Net increase in net assets resulting from shareholder transactions	989,871	7,131,894	1,159,138	11,246,710
Increase (Decrease) in net assets	(262,728)	7,020,484	(648,843)	12,110,633
NET ASSETS:
Beginning of period	7,020,484	—	12,110,633	—
End of period	$6,757,756	$7,020,484	$11,461,790	$12,110,633
Accumulated net investment income (loss) included in net assets at end of period	$(25,041)	$264	$(44,293)	$725
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	350,000	—	550,000	—
Shares sold	50,000	350,000	50,000	550,000
Shares outstanding, end of period	400,000	350,000	600,000	550,000
*	Commencement of operations.
(1)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.

See accompanying Notes to Financial Statements.

Financial Highlights
ARK Genomic Revolution Multi-Sector ETF

For a share outstanding throughout each period presented.

	Six-Months Ended February 29, 2016 (Unaudited)		For the Period October 31, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$20.85		$20.00
Net investment loss(2)	(0.05)		(0.09)
Net realized and unrealized gain (loss) on investments	(4.54)		0.94
Total gain (loss) from investment operations	(4.59)		0.85
Net asset value, end of period	$16.26		$20.85
Market value, end of period	$16.35		$21.13
Total Return at Net Asset Value(3)	(22.01)%		4.25%
Total Return at Market Value(3)	(22.62)%		5.65%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$6,587		$8,444
Ratio to average net assets of:
Expenses	0.95	%(4)	0.95	%(4)
Net investment loss(5)	(0.56	)%(4)	(0.47	)%(4)
Portfolio turnover rate(6)	37%		65%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Industrial Innovation ETF

For a share outstanding throughout each period presented.

	Six-Months Ended February 29, 2016 (Unaudited)		For the Period September 30, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$18.33		$20.00
Net investment loss(2)	(0.03)		(0.07)
Net realized and unrealized loss on investments	(1.52)		(1.60)
Total loss from investment operations	(1.55)		(1.67)
Net realized gains	(0.19)		—
Total distributions	(0.19)		—
Net asset value, end of period	$16.59		$18.33
Market value, end of period	$16.81		$18.43
Total Return at Net Asset Value(3)	(8.63)%		(8.35)%
Total Return at Market Value(3)	(7.88)%		(7.85)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$11,616		$12,829
Ratio to average net assets of:
Expenses	0.95	%(4)	0.95	%(4)
Net investment loss(5)	(0.32	)%(4)	(0.40	)%(4)
Portfolio turnover rate(6)	31%		86%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Innovation ETF

For a share outstanding throughout each period presented.

	Six-Months Ended February 29, 2016 (Unaudited)		For the Period October 31, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$20.06		$20.00
Net investment loss(2)	(0.06)		(0.12)
Net realized and unrealized gain (loss) on investments	(2.64)		0.18
Total gain (loss) from investment operations	(2.70)		0.06
Net realized gains	(0.47)		—
Total distributions	(0.47)		—
Net asset value, end of period	$16.89		$20.06
Market value, end of period	$17.10		$20.10
Total Return at Net Asset Value(3)	(13.92)%		0.30%
Total Return at Market Value(3)	(12.96)%		0.50%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$6,758		$7,020
Ratio to average net assets of:
Expenses	0.95	%(4)	0.95	%(4)
Net investment loss(5)	(0.68	)%(4)	(0.69	)%(4)
Portfolio turnover rate(6)	54%		108%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

See accompanying Notes to Financial Statements.

Financial Highlights (continued)
ARK Web x.0 ETF

For a share outstanding throughout each period presented.

	Six-Months Ended February 29, 2016 (Unaudited)		For the Period September 30, 2014(1) Through August 31, 2015
Per Share Data:
Net asset value, beginning of period	$22.02		$20.00
Net investment loss(2)	(0.08)		(0.13)
Net realized and unrealized gain (loss) on investments	(2.31)		2.15
Total gain (loss) from investment operations	(2.39)		2.02
Net realized gains	(0.53)		—
Total distributions	(0.53)		—
Net asset value, end of period	$19.10		$22.02
Market value, end of period	$19.29		$21.92
Total Return at Net Asset Value(3)	(11.28)%		10.10%
Total Return at Market Value(3)	(9.93)%		9.60%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$11,462		$12,111
Ratio to average net assets of:
Expenses	0.95	%(4)	0.95	%(4)
Net investment loss(5)	(0.74	)%(4)	(0.65	)%(4)
Portfolio turnover rate(6)	46%		103%
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value. Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends, and distributions at market value during the period, and sale at the market value on the last day of the period. Market value is determined by trading that occurs on the NYSE Arca, and may be greater or less than net asset value, depending on the 4 p.m. mean of the bid and offer prices for a share of the Fund. Total return calculated for a period of less than one year is not annualized.
(4)	Annualized.
(5)	Net investment loss represents dividends received by the Fund from its underlying investments less expenses paid by the Fund during the period.
(6)	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Funds’ capital shares.

See accompanying Notes to Financial Statements.

Notes to Financial Statements
February 29, 2016 (Unaudited)

1. Organization

ARK ETF Trust (“Trust”) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized as a Delaware statutory trust on June 7, 2013. As of February 29, 2016, the Trust consisted of four (4) investment portfolios: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF (each, a “Fund” and collectively, “Funds”). Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of each Fund is long-term growth of capital. There can be no assurance that the Funds will achieve their respective investment objectives.

The Trust had no operations from its initial registration until each Fund’s respective commencement of operations date other than matters relating to its organization and registration and the sale and issuance to ARK Investment Management LLC of 5,000 shares at an aggregate purchase price of $100,000 in ARK Genomic Revolution Multi-Sector ETF.

2. Significant Accounting Policies

These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”. The following summarizes the significant accounting policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (“Board”). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

Fair Value Measurement

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 — Quoted prices in active markets for identical assets.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)
February 29, 2016 (Unaudited)

The following is a summary of the valuations as of February 29, 2016, for each Fund based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$6,581,046	$—	$—	$6,581,046
Money Market Fund	3,643	—	—	3,643
Total	$6,584,689	$—	$—	$6,584,689

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$11,626,822	$—	$—	$11,626,822
Money Market Fund	5,394	—	—	5,394
Total	$11,632,216	$—	$—	$11,632,216

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$6,637,676	$—	$—	$6,637,676
Unit Trust	119,056	—	—	119,056
Money Market Fund	2,072	—	—	2,072
Total	$6,758,804	$—	$—	$6,758,804

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$11,252,440	$—	$—	$11,252,440
Unit Trust	231,224	—	—	231,224
Money Market Fund	2,833	—	—	2,833
Total	$11,486,497	$—	$—	$11,486,497
*	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 3 investments held in a Fund as of February 29, 2016.

The Funds’ policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended February 29, 2016.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investment securities are calculated using the identified cost method. Dividend income and distributions to shareholders are recognized on the ex-dividend date, except for certain foreign dividends that may be recorded as soon as such information becomes available. Interest income and expenses are recognized on the accrual basis.

3. Management and Other Agreements

Management

Each Fund pays the Adviser a fee calculated daily and payable monthly at an annual rate (stated as a percentage of the average daily net assets of the Fund) of 0.95% (“Management Fee”) in return for providing investment management and supervisory services under a comprehensive structure. Subject to the supervision of the Board, the Adviser provides investment management services to each Fund and provides, or causes to be furnished, all supervisory and other services reasonably necessary for the operation of each Fund and also bears the costs of various third-party services required by the Funds, including administration, certain custody, audit, legal, transfer agency, and printing costs. In addition to the Management Fee, each Fund bears other fees and expenses, such as taxes and governmental fees, brokerage fees, commissions and other transaction expenses, certain custodial fees and expenses, costs of borrowing money, including interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Notes to Financial Statements (continued)
February 29, 2016 (Unaudited)

Administrator, Custodian, Transfer Agent and Accounting Agent

The Bank of New York Mellon is the administrator for the Funds, the custodian of the Funds’ assets and provides transfer agency, fund accounting and various administrative services to the Funds (in each capacity, “Administrator,” “Custodian,” “Transfer Agent” or “Accounting Agent”). The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Distribution

Foreside Fund Services, LLC serves as the Funds’ distributor (“Distributor”). The Trust has adopted a distribution and service plan (“Rule 12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Rule 12b-1 Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders. To date, the Rule 12b-1 Plan has not been implemented for the Funds and there is no current intention to implement the Rule 12b-1 Plan.

Other Service Providers

Foreside Fund Officer Services, LLC (“FFOS”), an affiliate of the Distributor, provides a Chief Financial Officer to the Trust. Neither the Distributor, FFOS nor any of their officers or employees who serve as an officer of the Trust, has any role in determining the investment policies of, or which securities are to be purchased or sold by, the Trust or its Funds.

Board of Trustees

During the period ended February 29, 2016, each Independent Trustee was paid quarterly in arrears a $20,000 annual fee for services provided as a Trustee of the Trust, plus out-of-pocket expenses related to attendance at Board and Committee meetings. A Trustee who was Chair of the Board or Chair of the Audit Committee also received an annual fee of $5,000 for such service. During the period ended February 29, 2016, no officer, director or employee of the Advisor received any compensation from the Trust.

4. Creation and Redemption Transactions

As of February 29, 2016, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund may only be purchased and sold at market prices on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for a Fund’s shares may be at, above or below its net asset value (“NAV”) depending on the premium or discount at which the Fund’s shares trade.

Each Fund issues and redeems shares at its NAV only in a large specified number of shares each called a “Creation Unit,” or multiples thereof, and only with “authorized participants” who have entered into contractual arrangements with the Distributor. A Creation Unit consists of 50,000 shares. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for a purchase of Creation Units generally consists of the in-kind deposit of specified securities and an amount of cash or, as permitted or required by a Fund, of cash. A fixed transaction fee is imposed on each creation and redemption transaction. In addition, a variable charge for certain creation and redemption transactions will be imposed.

5. Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended February 29, 2016 were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution Multi-Sector ETF	$2,889,029	$2,911,802
ARK Industrial Innovation ETF	3,857,530	3,994,841
ARK Innovation ETF	4,057,663	4,264,236
ARK Web x.0 ETF	5,655,526	5,997,921

For the period ended February 29, 2016, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
ARK Genomic Revolution Multi-Sector ETF	$—	$—
ARK Industrial Innovation ETF	—	—
ARK Innovation ETF	987,769	—
ARK Web x.0 ETF	1,157,439	—

Notes to Financial Statements (concluded)
February 29, 2016 (Unaudited)

6. Federal Income Tax

Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, a Fund will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders. Accounting for Uncertainty in Income Taxes provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements, and requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” to be sustained by the applicable tax authority. Tax positions not deemed to meet the more-than-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Interest and penalty related to income taxes would be recorded as income tax expense. Management of the Funds is required to analyze all open tax years (2015), as defined by IRS statute of limitations, for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of February 29, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

At February 29, 2016, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution Multi-Sector ETF	$7,997,150	$228,866	$(1,621,327)	$(1,392,461)
ARK Industrial Innovation ETF	13,193,480	731,701	(2,292,965)	(1,561,264)
ARK Innovation ETF	7,607,489	520,245	(1,368,930)	(848,685)
ARK Web x.0 ETF	11,746,921	1,107,975	(1,368,399)	(260,424)

7. Indemnification Obligations

The Funds have a variety of indemnification obligations under contracts with their service providers. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. Investment Concentration

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in issuers having their principal business activities in any groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The ARK Innovation ETF will not be concentrated in any industry.

As of February 29, 2016, the ARK Genomic Revolution Multi-Sector ETF had more than 25% of its assets invested in the biotechnology industry and the ARK Web x.0 ETF had more than 25% of its assets invested in each of the Internet software & services and software industries. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

9. Subsequent Events

Subsequent events occurring after the date of this Report have been evaluated for potential impact to this Report through the date the Report was issued, and it has been determined that no events have occurred that require disclosure.

Supplemental Information (Unaudited)

Quarterly Portfolio Schedule. The ARK ETF Trust files with the Securities and Exchange Commission on Form N-Q the complete schedule of portfolio holdings for each ARK ETF for the first and third quarters of each fiscal year. The ARK ETF Trust’s Forms N-Q are available on the Securities and Exchange Commission’s website at www.sec.gov. The ARK ETF Trust’s Forms N-Q may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling 1-212-426-7040. In addition, each ARK ETF’s current portfolio holdings are updated daily and are available on our website, www.ark-funds.com.

Proxy Voting Policies and Procedures. A description of ARK Investment Management LLC’s proxy voting policies and procedures, which are applicable to the ARK ETFs, is available without charge, upon request, by calling 1-212-426-7040 collect or visiting our website at www.ark-funds.com or the Securities and Exchange Commission’s website at www.sec.gov.

Proxy Voting Record. The ARK ETFs file with the Securities and Exchange Commission their proxy voting records on Form N-PX for each 12 month period ending June 30. Form N-PX must be filed each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-212-426-7040 collect or visiting the Securities and Exchange Commission’s website at www.sec.gov.

Premium/Discount Information. Information about the difference between daily market prices on the secondary market for shares of each ARK ETF and the ARK ETF’s net asset value can be found on our website, www.ark-funds.com.

General Information (Unaudited)

Investment Adviser
ARK Investment Management LLC
155 West 19th Street, Fifth Floor
New York, NY 10011

Administrator, Custodian, Transfer Agent, and Accounting Agent
The Bank of New York Mellon
One Wall Street
New York, NY 10286

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ risks, objectives, fees and expenses, experience of their management, and other information.

ARK Invest | 155 West 19th Street 5th Floor, New York, NY 10011 | 212.426.7040 | info@ark-invest.com | ark-funds.com

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Nominating Committee of the Board of Trustees of the registrant shall review shareholder recommendations for nominations to fill vacancies on the Board of Trustees if the Nominating Committee is required by law to do so. Any such recommendations must be submitted in writing and addressed to the Nominating Committee at the registrant’s offices.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded, as of a date within 90 days of the filing date of this Form N-CSR, that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(12.other)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ARK ETF Trust

By (Signature and Title)*    /s/ Jane A. Kanter

Jane A. Kanter, Principal Executive Officer and President

Date 4/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jane A. Kanter

Jane A. Kanter, Principal Executive Officer and President

Date 4/29/2016

By (Signature and Title)*    /s/ William C. Cox

William C. Cox, Treasurer and Chief Financial Officer

(principal financial officer)

Date 4/29/2016

* Print the name and title of each signing officer under his or her signature.